DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2021
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 9:-    DERIVATIVE INSTRUMENTS

The Group enters into hedge transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and rent expenses) in currencies other than the dollar. The Group currently hedges such future exposures for a maximum period of one year. However, the Group may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including but not limited to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Group records all derivatives in the consolidated balance sheet at fair value. The effective portions of cash flow hedges are recorded in other comprehensive income until the hedged item is recognized in earnings. The ineffective portions of cash flow hedges are adjusted to fair value through earnings in financial income or expense.

As of June 30, 2021 (unaudited) and December 31, 2020, the Group had outstanding forward and options collar (cylinder) contracts in the amount of $6,700 and $10,500, respectively, which were designated as payroll and rent hedging contracts. In addition, as of June 30, 2021 (unaudited) and December 31, 2020, the Group had outstanding forward contracts in the amount of $3,500 which are not designated as hedging contracts.

The fair value of the Group’s outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the periods ended June 30, 2021 and December 31, 2020 are summarized below:

Foreign exchange forward		June 30,	December 31,
and options contracts	Balance sheet	2021	2020
		Unaudited	Audited

Fair value of foreign exchange forward and options collar (cylinder) contracts	Other receivables and prepaid expenses	$133	$1,489

Gains recognized in other comprehensive income (effective portion)	Other comprehensive income (loss)	$118	$1,319

The effect of derivative instruments in cash flow hedging relationship on income for the six months ended June 30, 2021 and 2020 is summarized below:

		Six months ended
Foreign exchange forward	Comprehensive	June 30,
and options contracts	Income (loss)	2021	2020
		Unaudited	Unaudited

Comprehensive income from derivatives before reclassifications	Other comprehensive income (loss)	$401	$1,833

Loss reclassified from accumulated other comprehensive income (loss) (effective portion)	Operating expenses (income)	$(1,602)	$(57)